UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, Ohio 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2006

Item 1. Schedule of Investments.

The Victory Institutional Funds

Institutional Diversified Stock Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (10.6%)
HSBC Finance Corp., 5.28%, 8/1/06	$19,586	$19,586
Total Commercial Paper (Cost $19,586)		19,586

Common Stocks (97.0%)
Aerospace/Defense (1.0%)
Honeywell International, Inc.	47,325	1,831
Aluminum (1.8%)
Alcoa, Inc.	108,700	3,256
Banks (3.7%)
Bank of America Corp.	111,800	5,761
North Fork Bancorporation, Inc.	36,850	1,044
		6,805
Biotechnology (4.7%)
Amgen, Inc. (b)	124,360	8,673
Brokerage Services (1.7%)
Charles Schwab Corp.	92,037	1,462
Merrill Lynch & Co., Inc.	21,990	1,601
		3,063
Chemicals (1.8%)
Celanese Corp., Series A	72,035	1,384
PPG Industries, Inc.	30,000	1,846
		3,230
Computers & Peripherals (10.2%)
Cisco Systems, Inc. (b)	379,300	6,770
Dell, Inc. (b)	122,875	2,664
International Business Machines Corp.	87,180	6,749
Research In Motion Ltd. (b)	42,200	2,770
		18,953
Cosmetics & Toiletries (2.7%)
Procter & Gamble Co.	89,675	5,040
Electronics (4.5%)
General Electric Co.	254,542	8,321
Engineering (2.1%)
ABB Ltd., ADR	302,500	3,911
Financial & Insurance (0.9%)
Ambac Financial Group, Inc.	19,535	1,624
Financial Services (2.4%)
American Express Co.	3,200	167
Capital One Financial Corp.	20,725	1,603
Morgan Stanley	39,642	2,636
		4,406
Food Processing & Packaging (1.8%)
General Mills, Inc.	65,329	3,391

1

Forest Products-Lumber & Paper (1.6%)
Weyerhaeuser Co.	50,092	2,938

Health Care (4.0%)
McKesson Corp.	21,550	1,086
Medtronic, Inc.	123,625	6,245
		7,331
Heavy Machinery (3.7%)
Caterpillar, Inc.	49,405	3,502
Deere & Co.	46,279	3,358
		6,860
Insurance (4.5%)
American International Group, Inc.	66,825	4,054
CIGNA Corp.	12,140	1,108
Genworth Financial, Inc., Class A	14,450	496
Marsh & McLennan Cos., Inc.	94,825	2,563
		8,221
Internet Business Services (1.6%)
Symantec Corp. (b)	174,100	3,024
Internet Service Provider (2.6%)
Yahoo, Inc. (b)	173,750	4,716
Manufacturing-Miscellaneous (2.2%)
Siemens AG, ADR	49,565	4,001
Media (2.1%)
Time Warner, Inc.	233,900	3,859
Mining (0.7%)
Newmont Mining Corp.	23,575	1,208
Oil & Gas Exploration, Production & Services (2.1%)
Canadian Natural Resources Ltd.	6,350	338
Transocean, Inc. (b)	46,120	3,562
		3,900
Oil-Integrated Companies (1.3%)
Hess Corp.	43,600	2,306
Oilfield Services & Equipment (6.7%)
Halliburton Co.	250,670	8,362
Weatherford International Ltd. (b)	84,158	3,942
		12,304
Pharmaceuticals (4.6%)
Novartis AG, ADR	49,850	2,803
Pfizer, Inc.	218,350	5,674
		8,477
Retail - Discount (0.8%)
TJX Cos., Inc.	63,650	1,551
Retail-Specialty Stores (1.4%)
Tiffany & Co.	81,725	2,582
Semiconductors (3.6%)
Intel Corp.	366,000	6,588
Software & Computer Services (8.2%)
First Data Corp.	109,030	4,454
Microsoft Corp.	184,475	4,433
Oracle Corp. (b)	426,364	6,382
		15,269
Telecommunications-Services & Equipment (0.9%)
Nokia Corp., ADR	80,080	1,590
Tobacco (1.4%)
UST, Inc.	49,700	2,512

2

Transportation Services (2.4%)
United Parcel Service, Inc., Class B	64,775	4,464
Utilities-Telecommunications (1.3%)
Sprint Nextel Corp.	123,520	2,446
Total Common Stocks (Cost $179,372)		178,651

Total Investments (Cost $198,958) (a) - 107.6%		198,237
Liabilities in excess of other assets - (7.6)%		(14,026)
NET ASSETS - 100.0%		$184,211

See notes to schedules of portfolio investments.

3

The Victory Institutional Funds

Victory Institutional Liquid Reserves Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Principal
	Amount	Value

Certificates of Deposit (7.9%)
Bank of New York, 4.41%, 10/5/06	$6,000	$6,000
Dexia Bank NY, 4.91%, 11/8/06	4,000	4,000
HBOS Treasury Services NY, 4.28%, 9/29/06	2,000	2,000
National City Bank, 4.97%, 2/28/07	2,000	2,000
Royal Bank of Scotland NY, 4.75%, 12/8/06	5,000	5,000
Total Certificates of Deposit (Amortized Cost $19,000)		19,000

Commercial Paper (21.5%)
Amstel Funding Corp, 5.28%, 8/7/06 (c)	10,000	9,991
Blue Bell Funding Corp, 5.28%, 8/4/06 (c)	10,000	9,996
Brown-Forman Corp., 5.27%, 8/10/06 (c)	12,000	11,985
Harrier Finance LLC, 5.35%, 8/21/06 (c)	10,000	9,970
Kitty Hawk Funding Corp., 5.28%, 8/10/06 (c)	10,000	9,987
Total Commercial Paper (Amortized Cost $51,929)		51,929

Corporate Bonds (4.3%)
BP Capital Markets PLC, 2.75%, 12/29/06	8,465	8,391
General Electric Capital Corp., 2.75%, 9/25/06, MTN	2,000	1,993
Total Corporate Bonds (Amortized Cost $10,384)		10,384

Investment Company (0.2%)
Bank of New York Cash Reserve Fund	408,317	408
Total Investment Company (Amortized Cost $408)		408

Repurchase Agreements (63.3%)
ABN Amro Bank, NV, 5.27%, 8/1/06 (Date of Agreement 7/31/06, Proceeds at maturity $35,005
collateralized by $30,600 U.S. Government security, 0.00%, 11/30/06, market value $30,600)	35,000	35,000
Deutsche Bank Securities, Inc., 5.28%, 8/1/06 (Date of Agreement 7/31/06, Proceeds at maturity $83,012
collateralized by $84,660 various U.S. Government securities, 2.83%-5.85%, 12/1/33-4/15/46, market value $84,328)	83,000	83,000
Morgan Stanley & Co., 5.27%, 8/1/06 (Date of Agreement 7/31/06, Proceeds at maturity $35,005
collateralized by $35,853 U.S. Government security, 5.00%, 7/1/21, market value $35,700)	35,000	35,000
Total Repurchase Agreements (Amortized Cost $153,000)		153,000

U.S. Government Agencies (2.5%)
Federal Home Loan Bank (2.5%)
3.85%, 8/4/06	3,000	3,000
6.38%, 8/15/06	3,095	3,098
		6,098
Total U.S. Government Agencies (Amortized Cost $6,098)		6,098

Total Investments (Amortized Cost $240,819) (a) - 99.7%		240,819
Other assets in excess of liabilities - 0.3%		612
NET ASSETS - 100.0%		$241,431

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

(a)           Represents cost for financial reporting and federal income tax purposes.

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)

Institutional Diversified Stock Fund	$199,703,671	$5,974,209	$(7,441,076)	$(1,466,867)
Institutional Liquid Reserves Fund	240,818,562	—	—	—

(b)   Non-income producing securities.

(c)          Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

ADR – American Depositary Receipts

LLC – Limited Liability Corp.

MTN – Medium Term Note

PLC – Public Liability Co.

The following is a summary of significant accounting policies followed by the Victory Institutional Funds (the “Funds”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price (“NOCP”), if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Short-term investments maturing in 60 days or less and investments in the Institutional Liquid Reserves Fund are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Trust’s Board of Trustees (the “Board”). Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Securities Lending:

The Institutional Diversified Stock Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which they receive a fee. KeyBanks’s fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Trustees, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board of Trustees, the Fund must maintain loan collateral with KeyBank at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	9/19/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President
Date	9/19/06

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	9/19/06

* Print the name and title of each signing officer under his or her signature.